Derivative instruments - Secured Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	$ 269,352	$ 239,957
Securities lending:	12,840	4,046
Total secured borrowings	282,192	244,003
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	259,550	232,395
Securities lending:	12,840	4,046
Total secured borrowings	272,390	236,441
Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,496	1,299
Securities lending:	0	0
Total secured borrowings	1,496	1,299
30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	4,151	3,742
Securities lending:	0	0
Total secured borrowings	4,151	3,742
Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	4,155	2,521
Securities lending:	0	0
Total secured borrowings	4,155	2,521
U.S. Treasury
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	211,596	188,904
Securities lending:	754	31
U.S. Treasury | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	207,600	187,227
Securities lending:	754	31
U.S. Treasury | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	475	196
Securities lending:	0	0
U.S. Treasury | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,420	739
Securities lending:	0	0
U.S. Treasury | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	2,101	742
Securities lending:	0	0
Agency RMBS
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	51,944	45,428
Securities lending:	102	98
Agency RMBS | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	51,130	44,774
Securities lending:	102	98
Agency RMBS | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	136	71
Securities lending:	0	0
Agency RMBS | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	237	288
Securities lending:	0	0
Agency RMBS | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	441	295
Securities lending:	0	0
Corporate bonds
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,987	2,247
Corporate bonds | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	119	84
Corporate bonds | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	55	81
Corporate bonds | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,256	1,341
Corporate bonds | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	557	741
Sovereign debt/sovereign guaranteed
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	957	795
Sovereign debt/sovereign guaranteed | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	541	123
Sovereign debt/sovereign guaranteed | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	416	655
Sovereign debt/sovereign guaranteed | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	17
Sovereign debt/sovereign guaranteed | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
State and political subdivisions
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	731	767
State and political subdivisions | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	17	37
State and political subdivisions | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	25	14
State and political subdivisions | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	361	414
State and political subdivisions | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	328	302
Other debt securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	823	596
Other debt securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	71	19
Other debt securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	370	278
Other debt securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	246	287
Other debt securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	136	12
U.S. government agencies
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	140	310
Securities lending:	2	0
U.S. government agencies | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	72	131
Securities lending:	2	0
U.S. government agencies | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	4	0
Securities lending:	0	0
U.S. government agencies | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	3	64
Securities lending:	0	0
U.S. government agencies | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	61	115
Securities lending:	0	0
Equity securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	1,174	910
Securities lending:	11,199	3,695
Equity securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	0	0
Securities lending:	11,199	3,695
Equity securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	15	4
Securities lending:	0	0
Equity securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	628	592
Securities lending:	0	0
Equity securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements:	531	314
Securities lending:	0	0
Corporate Bond Securities
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending:	783	222
Corporate Bond Securities | Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending:	783	222
Corporate Bond Securities | Up to 30 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending:	0	0
Corporate Bond Securities | 30-90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending:	0	0
Corporate Bond Securities | Over 90 days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Securities lending:	$ 0	$ 0